Income Taxes (Reconciliation of Statutory and Effective Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory tax rate	21.00%	21.00%	35.00%
Effective tax rate increase (decrease) - State taxes net of federal benefit	2.30%	2.50%	1.80%
Effective tax rate increase (decrease) - Tax-exempt interest	(1.50%)	(1.70%)	(3.20%)
Effective tax rate increase (decrease) - Life insurance	(1.00%)	(1.00%)	(2.20%)
Effective tax rate increase (decrease) - Tax credits	(4.20%)	(4.00%)	(5.30%)
Effective tax rate increase (decrease) - Federal deferred tax revaluation		(2.10%)	(27.00%)
Effective tax rate increase (decrease) - Unrecognized tax benefits, Percent	(0.10%)	1.30%	(0.20%)
Effective tax rate increase (decrease) - Other	(0.10%)	0.90%	(3.10%)
Effective tax rate	16.40%	16.90%	(4.20%)